Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share
Loss per share

16.  Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands, except for share and per share data)

Numerator:
Net loss attributable to ordinary shareholders - basic and diluted	(964,384)	(268,043)	(139,742)
Denominator:
Weighted-average ordinary shares outstanding - basic and diluted
-Basic	1,528,540,765	5,736,262,553	5,686,064,402
-Diluted	1,528,540,765	5,736,262,553	5,686,064,402
Net loss per share attributable to ordinary shareholders:
-Basic	(0.63)	(0.05)	(0.02)
-Diluted	(0.63)	(0.05)	(0.02)

For the years ended December 31, 2023, 2024 and 2025, the Group had potential ordinary shares, including share options granted. As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, these potential ordinary shares were antidilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of share options excluded from the calculation of diluted net loss per share of the Company were 76,965,197, 123,711,905 and 147,440,685 for the years ended December 31, 2023, 2024 and 2025, respectively.